Concentration and Risks - Summary of Concentration and Risks (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	11.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Learning services [Member] | Instructor Concentration Risk [Member] | Revenue Benchmark [Member] | Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	17.00%	18.00%